Loans Receivables, Net (Details) - Schedule of the maturities of loan balances - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Loans Receivables, Net (Details) - Schedule of the maturities of loan balances [Line Items]
Maturities total loans	$ 1,589,871	$ 3,908,925
Within 1 year [Member]
Loans Receivables, Net (Details) - Schedule of the maturities of loan balances [Line Items]
Maturities total loans	517,479	123,611
1-5 years [Member]
Loans Receivables, Net (Details) - Schedule of the maturities of loan balances [Line Items]
Maturities total loans	76,040	1,160,591
5-10 years [Member]
Loans Receivables, Net (Details) - Schedule of the maturities of loan balances [Line Items]
Maturities total loans	149,342	939,081
More than 10 years [Member]
Loans Receivables, Net (Details) - Schedule of the maturities of loan balances [Line Items]
Maturities total loans	$ 847,010	$ 1,685,642